Equity Securities Included in Investments in Affiliates (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Investments in and Advances to Affiliates [Line Items]
Carrying amount	¥ 171,198	¥ 177,766
Market value	¥ 177,293	¥ 405,596